UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04409
Investment Company Act File Number
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
August 31
Date of Fiscal Year End
November 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Alabama Municipal Income Fund
Eaton Vance Arkansas Municipal Income Fund
Eaton Vance Georgia Municipal Income Fund
Eaton Vance Kentucky Municipal Income Fund
Eaton Vance Maryland Municipal Income Fund
Eaton Vance Missouri Municipal Income Fund
Eaton Vance North Carolina Municipal Income Fund
Eaton Vance Oregon Municipal Income Fund
Eaton Vance South Carolina Municipal Income Fund
Eaton Vance Tennessee Municipal Income Fund
Eaton Vance Virginia Municipal Income Fund

Eaton Vance Alabama Municipal Income Fund	as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.8%
$1,500	University of Alabama, 5.00%, 7/1/34	$1,550,130

		$1,550,130

Electric Utilities — 0.6%
$375	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$358,526

		$358,526

Escrowed/Prerefunded — 2.3%
$1,250	Huntsville, Health Care Authority, Prerefunded to 6/1/11, 5.75%, 6/1/31	$1,296,862

		$1,296,862

General Obligations — 8.2%
$1,000	Auburn, 5.25%, 12/1/27	$1,073,200
1,125	Huntsville, 5.25%, 5/1/31	1,222,346
1,250	Madison, 5.15%, 2/1/39	1,261,938
1,000	Mobile, 5.00%, 2/15/27	1,043,350

		$4,600,834

Hospital — 14.2%
$1,740	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$1,743,950
1,500	Birmingham Special Care Facilities Financing Authority, (Children’s Hospital), 6.125%, 6/1/34	1,554,750
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/16	415,452
750	Health Care Authority, (Baptist Health), 5.00%, 11/15/18	763,815
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/21	395,012
1,000	Huntsville, Health Care Authority, 5.50%, 6/1/25	1,044,530
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	1,005,000
1,000	University of Alabama, Hospital Revenue, 5.75%, 9/1/22	1,088,960

		$8,011,469

Industrial Development Revenue — 3.8%
$600	Butler Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$554,724
705	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	610,523
750	Selma Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	763,567
250	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	224,558

		$2,153,372

Insured-Education — 10.8%
$1,000	Alabama State Board of Education, (Chattahoochee Valley Community College), (AGC), 5.00%, 6/1/34	$1,014,180
500	Alabama State University, (AGC), 4.75%, 5/1/33	494,880
1,000	Alabama State University, (XLCA), 4.625%, 8/1/36	939,170
1,250	Auburn University, (AGM), 5.00%, 6/1/38	1,256,538
1,230	Jacksonville State University, (AGC), 5.125%, 12/1/33	1,248,548
1,110	Montgomery, Public Educational Building Authority, (Alabama State University), (XLCA), 5.25%, 10/1/25	1,153,079

		$6,106,395

Insured-Electric Utilities — 1.9%
$400	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$447,540
625	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	621,550

		$1,069,090

Insured-Escrowed/Prerefunded — 10.8%
$2,500	Birmingham, Waterworks and Sewer Board, (NPFG), Prerefunded to 1/1/13, 5.25%, 1/1/33	$2,735,975
550	Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/33	588,781

1

Principal
Amount
(000’s omitted)	Security	Value
$2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.15%, 11/15/27	$2,380,511
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	400,392

		$6,105,659

Insured-General Obligations — 6.3%
$2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	$2,007,480
500	Mobile, (AMBAC), 5.00%, 2/15/30	506,250
1,000	Pell City, (XLCA), 5.00%, 2/1/24	1,031,610

		$3,545,340

Insured-Hospital — 2.6%
$1,500	East Alabama, Health Care Authority, (NPFG), 5.00%, 9/1/27	$1,444,680

		$1,444,680

Insured-Lease Revenue/Certificates of Participation — 5.0%
$800	Leeds, Public Educational Building Authority, (AGC), 5.125%, 4/1/33	$805,288
500	Montgomery County, Public Building Authority, (NPFG), 5.00%, 3/1/31	508,855
770	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	934,249
520	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(2)	584,573

		$2,832,965

Insured-Special Tax Revenue — 6.2%
$2,700	Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$2,069,874
505	Birmingham-Jefferson Civic Center Authority, (NPFG), 0.00%, 9/1/18	316,534
1,275	Wilcox County, Board of Education, (XLCA), 4.60%, 3/1/36	1,109,875

		$3,496,283

Insured-Transportation — 3.6%
$1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$789,550
1,185	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,229,852

		$2,019,402

Insured-Water and Sewer — 11.3%
$2,410	Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,151,094
800	Birmingham, Waterworks and Sewer Board, (AGM), 4.50%, 1/1/35	755,552
255	Birmingham, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39	233,348
1,250	Limestone County, Water and Sewer Authority, (AGM), 5.00%, 12/1/39	1,232,112
1,000	Mobile Water and Sewer Commissioners, (NPFG), 5.00%, 1/1/31	1,007,090
1,000	Talladega, Water and Sewer Revenue, (AGC), 5.00%, 9/1/40	1,007,600

		$6,386,796

Lease Revenue/Certificates of Participation — 0.9%
$500	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$500,465

		$500,465

Other Revenue — 2.8%
$1,500	Alabama Incentives Financing Authority, 5.00%, 9/1/29	$1,553,670

		$1,553,670

Special Tax Revenue — 3.0%
$145	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$147,096
155	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	157,173
500	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/41	494,695
540	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(3)	542,554
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	341,562

		$1,683,080

2

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 2.5%
$1,315	Auburn, Waterworks Board, 5.00%, 9/1/29	$1,406,853

		$1,406,853

Total Tax-Exempt Investments — 99.6% (identified cost $54,564,117)		$56,121,871

Other Assets, Less Liabilities — 0.4%		$209,730

Net Assets — 100.0%		$56,331,601

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. In addition, 13.3% of the Fund’s net assets at November 30, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2010, 58.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 17.9% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $137,554.

A summary of open financial instruments at November 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
3/11	25 U.S. 30-Year Treasury Bond	Short	$(3,155,548)	$(3,182,032)	$(26,484)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
Merrill Lynch Capital Services, Inc.	$900,000	4.092%	3-month USD- LIBOR-BBA	February 24, 2011 / February 24, 2041	$(35,014)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $61,498.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,678,297

Gross unrealized appreciation	$2,182,722
Gross unrealized depreciation	(449,148)

Net unrealized appreciation	$1,733,574

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$56,121,871	$—	$56,121,871

Total Investments	$—	$56,121,871	$—	$56,121,871

Liability Description

Futures Contracts	$(26,484)	$—	$—	$(26,484)
Interest Rate Swaps	—	(35,014)	—	(35,014)

Total	$(26,484)	$(35,014)	$—	$(61,498)

The Fund held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Arkansas Municipal Income Fund	as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 0.4%
$250	University of Arkansas, 5.00%, 12/1/29	$258,238

		$258,238

General Obligations — 25.6%
$750	Arkansas, 4.75%, 6/1/29	$786,082
2,750	Arkansas State College Savings, 0.00%, 6/1/14	2,601,417
1,000	Arkansas Water, Waste Disposal and Pollution Facilities, 4.875%, 7/1/43	1,007,640
750	Benton, School District No. 8, 4.80%, 2/1/38	744,322
1,000	Benton, School District No. 8, 4.85%, 2/1/40	996,840
1,000	Bentonville, School District No. 6, 4.50%, 6/1/40	984,740
315	Bradford, Special School District, 4.75%, 2/1/39	318,125
1,490	Bryant, School District No. 25, 4.75%, 2/1/39	1,501,965
750	Conway, School District No. 1, 4.75%, 2/1/34	733,455
1,000	Farmington, School District No. 6, 4.60%, 6/1/33	1,022,640
390	Forrest City, School District No. 7, 4.50%, 2/1/32	398,377
595	Forrest City, School District No. 7, 4.625%, 2/1/35	606,019
1,365	Greenwood, School District No. 25, 4.20%, 12/1/26	1,404,872
1,000	Harmony Grove, School District No. 1, 4.90%, 2/1/39	1,025,950
1,250	Pottsville, School District No. 61, 4.50%, 2/1/38	1,254,375
350	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	332,084
500	Pulaski County, Special School District, 5.00%, 2/1/35	502,045
875	Sheridan, School District No. 37, 4.375%, 2/1/30	895,519
1,000	Siloam Springs, School District No. 21, 4.60%, 6/1/34	963,400

		$18,079,867

Hospital — 0.6%
$200	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	$197,764
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	251,480

		$449,244

Housing — 4.0%
$435	Arkansas Development Finance Authority, SFMR, (GNMA), (AMT), 5.125%, 7/1/24	$440,807
980	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	955,412
775	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	773,706
95	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	94,437
200	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	200,258
360	North Little Rock Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	360,565

		$2,825,185

Industrial Development Revenue — 5.4%
$400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$405,036
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,198,580
900	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	779,391
475	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	426,659

		$3,809,666

Insured-Education — 13.4%
$1,000	Arkansas State University, (AMBAC), 5.00%, 9/1/35	$1,007,910
1,000	Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,055,330
1,250	Arkansas State University, (Student Fee), (AMBAC), 5.00%, 3/1/32	1,228,225
2,155	Pulaski Technical College, (AMBAC), 5.00%, 11/1/36	2,119,550
1,000	University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,016,340
500	University of Arkansas, (Fayetteville Campus), (FGIC), (NPFG), 5.00%, 12/1/32	505,595
500	University of Arkansas, (Fayetteville Campus), (NPFG), 4.75%, 11/1/24	516,945

1

Principal
Amount
(000’s omitted)	Security	Value
$500	University of Arkansas, (Pine Bluffs Campus), (AMBAC), 5.00%, 12/1/35	$509,965
1,000	University of Arkansas, (UAMS Campus), (NPFG), 5.00%, 11/1/34	1,016,670
500	University of Arkansas, Parking Revenue, (NPFG), 5.00%, 7/1/29	507,490

		$9,484,020

Insured-Electric Utilities — 6.4%
$1,435	Benton, Utilities Revenue, (AMBAC), 5.00%, 9/1/36	$1,431,800
1,000	North Little Rock, Electric System, (NPFG), 6.50%, 7/1/15	1,098,840
650	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	660,341
550	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	549,236
750	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	766,095

		$4,506,312

Insured-Escrowed/Prerefunded — 0.7%
$500	Harrison, Residential Housing Facility Board, SFMR, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	$526,070

		$526,070

Insured-General Obligations — 2.0%
$500	Arkansas State College Savings, (FGIC), (NPFG), 0.00%, 6/1/17	$421,305
500	Little Rock, School District, (AGM), 5.25%, 2/1/33	504,215
480	Puerto Rico, (NPFG), 5.50%, 7/1/20	511,824

		$1,437,344

Insured-Health - Miscellaneous — 1.0%
$195	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$195,242
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	529,025

		$724,267

Insured-Hospital — 6.0%
$1,140	Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (CIFG), 5.00%, 5/1/26	$1,158,057
1,500	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,521,675
1,565	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,572,606

		$4,252,338

Insured-Lease Revenue/Certificates of Participation — 3.8%
$425	Arkansas Development Finance Authority, (AGM), 5.00%, 6/1/34	$432,850
1,000	Arkansas Development Finance Authority, SFMR, (Donaghey Plaza), (AGM), 5.00%, 6/1/29	1,030,570
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,213,310

		$2,676,730

Insured-Nursing Home — 0.4%
$255	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	$256,020

		$256,020

Insured-Other Revenue — 4.1%
$1,000	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$558,780
1,320	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	490,208
3,500	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	846,965
7,690	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	999,085

		$2,895,038

Insured-Special Tax Revenue — 4.7%
$250	Bentonville Sales and Use Tax Revenue, (AMBAC), 4.375%, 11/1/27	$248,810
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,035,270
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	116,800
4,465	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	250,754
1,070	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	126,634
7,480	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	826,166

2

Principal
Amount
(000’s omitted)	Security	Value
$1,695	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$174,653
530	Springdale Sales and Use Tax Revenue, (AGM), 4.00%, 7/1/27	520,333

		$3,299,420

Insured-Transportation — 1.7%
$1,200	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$1,207,248

		$1,207,248

Insured-Water and Sewer — 9.9%
$515	Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/33	$515,144
500	Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/42	493,685
500	Conway, Water Revenue, (FGIC), (NPFG), 5.125%, 12/1/23	523,675
1,145	Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/23	1,189,586
500	Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/32	520,515
1,000	Little Rock, Sewer Revenue, (AGM), 4.75%, 6/1/37	987,370
450	Little Rock, Sewer Revenue, (AGM), 5.00%, 6/1/31	462,947
750	Little Rock, Sewer Revenue, (AGM), 5.00%, 10/1/32	770,700
500	Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/32	511,415
1,000	Rogers, Water Revenue, (AMBAC), 5.00%, 2/1/37	1,014,770

		$6,989,807

Lease Revenue/Certificates of Participation — 2.1%
$1,500	Arkansas Development Finance Authority, Correctional Facilities, 5.125%, 5/15/39	$1,508,655

		$1,508,655

Other Revenue — 0.3%
$7,250	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$189,660

		$189,660

Special Tax Revenue — 4.0%
$1,720	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$1,952,423
260	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	261,230
125	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	118,950
435	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	457,168

		$2,789,771

Transportation — 0.7%
$500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$472,005

		$472,005

Water and Sewer — 0.4%
$250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	$300,103

		$300,103

Total Tax-Exempt Investments — 97.6% (identified cost $69,641,367)		$68,937,008

Other Assets, Less Liabilities — 2.4%		$1,669,095

Net Assets — 100.0%		$70,606,103

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

3

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arkansas municipalities. In addition, 12.7% of the Fund’s net assets at November 30, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2010, 55.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 28.5% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $66,230.

A summary of open financial instruments at November 30, 2010 is as follows:

Interest Rate Swaps

		Annual	Floating		Net Unrealized
	Notional	Fixed Rate	Rate	Effective Date/	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	(Depreciation)
Citibank, N.A.	$2,000,000	3.950%	3-month USD- LIBOR-BBA	March 1, 2011/ March 1, 2041	$(24,837)
JPMorgan Chase Co.	912,500	3.488	3-month USD- LIBOR-BBA	December 14, 2010/ December 14, 2040	58,796
JPMorgan Chase Co.	2,000,000	3.927	3-month USD- LIBOR-BBA	March 1, 2011/ March 1, 2041	(16,467)
Merrill Lynch Capital Services, Inc.	2,750,000	4.092	3-month USD- LIBOR-BBA	February 24, 2011/ February 24, 2041	(106,988)

					$(89,496)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts.

At November 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $58,796 and $148,292, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$68,701,113

Gross unrealized appreciation	$1,779,723
Gross unrealized depreciation	(2,338,828)

Net unrealized depreciation	$(559,105)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At November 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$68,937,008	$—	$68,937,008

Total Investments	$—	$68,937,008	$—	$68,937,008

Interest Rate Swaps	$—	$58,796	$—	$58,796

Total	$—	$68,995,804	$—	$68,995,804

Liability Description

Interest Rate Swaps	$—	$(148,292)	$—	$(148,292)

Total	$—	$(148,292)	$—	$(148,292)

The Fund held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Georgia Municipal Income Fund	as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 109.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 6.6%
$600	Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	$593,868
950	Atlanta Development Authority, Educational Facilities, 5.00%, 7/1/39	939,977
1,995	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	2,047,050
1,505	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38	1,544,265

		$5,125,160

Electric Utilities — 1.3%
$1,000	Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,027,680

		$1,027,680

Escrowed/Prerefunded — 1.3%
$800	Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$989,288

		$989,288

General Obligations — 14.9%
$1,750	Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	$1,697,360
2,000	Georgia, 1.00%, 3/1/26(2)	1,290,620
500	Georgia, 2.00%, 12/1/23	416,025
500	Georgia, 2.00%, 8/1/27	372,320
6,000	Gwinnett County, School District, 5.00%, 2/1/36(1)	6,273,360
500	Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	507,715
1,000	Lincoln County, School District, 5.50%, 4/1/37	1,081,440

		$11,638,840

Hospital — 8.4%
$750	Coweta County Development Authority, (Piedmont Healthcare Project), 5.00%, 6/15/45	$723,705
1,000	DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	1,009,020
3,000	Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	3,066,600
750	Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	765,135
1,000	Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	983,230

		$6,547,690

Housing — 5.8%
$1,000	Georgia Housing and Finance Authority, (AMT), 4.85%, 12/1/37	$959,320
1,000	Georgia Housing and Finance Authority, (AMT), 4.90%, 12/1/31	984,530
2,000	Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	2,024,140
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	584,820

		$4,552,810

Industrial Development Revenue — 7.7%
$2,000	Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,040,320
700	Cartersville Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	705,082
925	Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	844,247
750	Effingham County, Solid Waste Disposal, (Fort James Project), (AMT), 5.625%, 7/1/18	739,740
1,000	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	865,990
615	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	616,673
225	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	202,102

		$6,014,154

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 2.1%
$930	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (NPFG), 4.75%, 6/1/28	$931,488
750	South Regional Joint Development Authority, (Valdosta State University), (XLCA), 5.00%, 8/1/38	743,287

		$1,674,775

Insured-Electric Utilities — 8.6%
$280	Georgia Municipal Electric Power Authority, (NPFG), 0.00%, 1/1/12	$264,550
3,005	Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	3,380,054
390	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	396,205
455	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	454,367
750	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	745,860
1,450	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,481,117

		$6,722,153

Insured-General Obligations — 1.5%
$660	Fayette County, School District, (AGM), 4.95%, 3/1/25	$690,261
480	Puerto Rico, (NPFG), 5.50%, 7/1/20	511,824

		$1,202,085

Insured-Hospital — 1.5%
$1,190	Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,197,390

		$1,197,390

Insured-Lease Revenue/Certificates of Participation — 4.0%
$210	Atlanta Downtown Development Authority, (NPFG), 4.50%, 12/1/26	$210,405
950	Georgia Local Government Certificate of Participation, (NPFG), 4.75%, 6/1/28	852,331
1,000	Georgia Municipal Association, Inc. Certificate of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,029,970
1,000	Georgia State University Higher Education Facilities Authority, (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	1,031,560

		$3,124,266

Insured-Special Tax Revenue — 8.8%
$1,750	Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,823,798
1,000	George L. Smith II Georgia World Congress Center Authority, (Domed Stadium Project), (NPFG), (AMT), 5.50%, 7/1/20	1,008,480
1,000	Henry County Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	1,019,900
1,600	Metropolitan Atlanta Rapid Transit Authority, (AGM), 5.00%, 7/1/34(1)	1,638,224
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	841,040
545	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	564,222

		$6,895,664

Insured-Transportation — 5.5%
$785	Atlanta, Airport Passenger Facility Charge, (AGM), 4.75%, 1/1/28	$787,285
500	Atlanta, Airport Revenue, (FGIC), (NPFG), (AMT), 5.625%, 1/1/25	503,395
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,195,170
1,780	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,790,751

		$4,276,601

Insured-Water and Sewer — 21.4%
$1,000	Atlanta, Water and Wastewater, (AGM), 5.00%, 11/1/34	$1,005,960
500	Brunswick-Glynn County Joint Water & Sewer Commission, (AGM), 5.00%, 6/1/33	511,195
2,100	Columbus, Water and Sewer, (AGM), 5.00%, 5/1/30	2,165,709
1,135	Coweta County, Water and Sewer Authority, (AGM), 5.00%, 6/1/26	1,281,347
2,000	DeKalb County, Water and Sewer, (AGM), 5.25%, 10/1/32	2,181,520
3,000	Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	3,049,080
1,000	Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	1,149,970
1,000	Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/30	1,123,830
1,040	Newnan, Water, Sewer and Light Commission, (AMBAC), 5.25%, 1/1/24	1,187,971
1,000	Villa Rica Public Facilities Authority, (Water and Sewerage Project), (AGC), 5.125%, 3/1/39	1,004,960

2

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/33	$1,009,830
1,000	Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/38	1,002,620

		$16,673,992

Special Tax Revenue — 3.9%
$750	Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	$784,230
205	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	207,962
220	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	223,084
7,255	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	356,801
1,000	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(3)	1,004,730
435	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	457,168

		$3,033,975

Transportation — 1.1%
$750	Atlanta, Airport Revenue, 5.00%, 1/1/35	$744,772
105	Augusta, Airport Revenue, 5.15%, 1/1/35	94,576

		$839,348

Water and Sewer — 4.7%
$1,000	Athens-Clarke County, Unified Government Water and Sewer Revenue, 5.50%, 1/1/38	$1,054,980
35	Cherokee County, Water and Sewer Authority, 5.00%, 8/1/28	37,076
500	Coweta County, Water and Sewer Authority, 5.00%, 6/1/32	512,730
2,000	Coweta County, Water and Sewer Authority, 5.00%, 6/1/37	2,026,840

		$3,631,626

Total Tax-Exempt Investments — 109.1% (identified cost $83,884,072)		$85,167,497

Other Assets, Less Liabilities — (9.1)%		$(7,109,606)

Net Assets — 100.0%		$78,057,891

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Georgia municipalities. In addition, 11.5% of the Fund’s net assets at November 30, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2010, 49.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 20.3% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $254,730.

A summary of open financial instruments at November 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	85 U.S. 30-Year Treasury Bond	Short	$(10,825,249)	$(10,818,906)	$6,343

3

Interest Rate Swaps

		Annual	Floating		Net Unrealized
	Notional	Fixed Rate	Rate	Effective Date/	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	(Depreciation)
JPMorgan Chase Co.	$1,612,500	3.488%	3-month USD- LIBOR-BBA	December 14, 2010 / December 14, 2040	$103,899
Merrill Lynch Capital Services, Inc.	4,000,000	4.092	3-month USD- LIBOR-BBA	February 24, 2011 / February 24, 2041	(155,619)

					$(51,720)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $110,242 and $155,619, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$75,141,963

Gross unrealized appreciation	$2,931,088
Gross unrealized depreciation	(1,575,554)

Net unrealized appreciation	$1,355,534

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At November 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$85,167,497	$—	$85,167,497

Total Investments	$—	$85,167,497	$—	$85,167,497

Futures Contracts	$6,343	$—	$—	$6,343
Interest Rate Swaps	—	103,899	—	103,899

Total	$6,343	$85,271,396	$—	$85,277,739

Liability Description

Interest Rate Swaps	$—	$(155,619)	$—	$(155,619)

Total	$—	$(155,619)	$—	$(155,619)

The Fund held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Kentucky Municipal Income Fund	as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.3%
$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,201,587

		$1,201,587

Escrowed/Prerefunded — 3.5%
$2,250	Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	$1,829,160

		$1,829,160

General Obligations — 1.4%
$750	Kenton County, 4.625%, 4/1/34	$732,165

		$732,165

Hospital — 5.6%
$1,000	Kentucky Economic Development Authority, (Ashland Hospital Corp.), 5.00%, 2/1/30	$987,790
500	Kentucky Economic Development Authority, (Baptist Healthcare System), 5.625%, 8/15/27	539,640
500	Kentucky Economic Development Authority, (Catholic Health Initiatives), 5.00%, 5/1/29	505,805
1,000	Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	857,080

		$2,890,315

Housing — 4.7%
$405	Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$391,684
2,000	Kentucky Housing Corp., (AMT), 5.30%, 1/1/38	2,039,960

		$2,431,644

Industrial Development Revenue — 4.7%
$500	Owen County, (American Water Project), 6.25%, 6/1/39	$530,420
695	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	624,270
1,320	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,281,337

		$2,436,027

Insured-Electric Utilities — 14.5%
$1,000	Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$1,013,970
2,000	Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.00%, 9/1/37	1,979,460
1,000	Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.25%, 9/1/27	1,039,060
2,000	Owensboro, (AMBAC), 0.00%, 1/1/20	1,331,280
1,200	Paducah Electric Plant Board, (AGC), 5.25%, 10/1/35	1,223,028
400	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	447,540
500	Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	494,085

		$7,528,423

Insured-Escrowed/Prerefunded — 2.0%
$1,000	Kentucky Property and Buildings Commission, (AGM), Prerefunded to 8/1/11, 5.00%, 8/1/21	$1,031,490

		$1,031,490

Insured-General Obligations — 1.2%
$600	Puerto Rico, (NPFG), 5.50%, 7/1/20	$639,780

		$639,780

Insured-Hospital — 6.3%
$850	Jefferson County, Health Facilities Authority, (University Medical Center), (NPFG), 5.25%, 7/1/22	$850,238
6,775	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	2,447,469

		$3,297,707

Insured-Industrial Development Revenue — 0.5%
$250	Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$250,102

		$250,102

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Lease Revenue/Certificates of Participation — 14.9%
$1,350	Hardin County, School District Finance Corp. School Building, (AGM), 4.75%, 7/1/21	$1,398,992
1,000	Jefferson County, School District Finance Corp. School Building, (AGM), 4.50%, 7/1/23	1,033,120
1,150	Kentucky Area Development Districts Financing Trust, (XLCA), 4.70%, 6/1/35	1,047,282
500	Kentucky Property and Buildings Commission, (AGC), 5.25%, 2/1/29	530,100
500	Kentucky Property and Buildings Commission, (AGM), 5.00%, 11/1/26	526,180
1,000	Louisville, Parking Authority, (NPFG), 5.00%, 6/1/32	1,013,640
865	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	901,979
1,000	Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	1,042,750
255	Wayne County, School District Finance Corp., (NPFG), 4.00%, 7/1/25	251,524

		$7,745,567

Insured-Other Revenue — 2.0%
$1,000	Kentucky Economic Development Finance Authority, (Louisville Arena), (AGC), 6.00%, 12/1/42	$1,050,820

		$1,050,820

Insured-Transportation — 5.4%
$1,000	Louisville Regional Airport Authority, (AGM), (AMT), 5.50%, 7/1/38	$1,004,560
2,625	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,831,016

		$2,835,576

Insured-Water and Sewer — 12.2%
$1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), (NPFG), 5.00%, 12/1/27	$1,517,910
1,000	Campbell, Kenton and Boone Counties, Sanitation District No. 1, (AGM), 5.00%, 8/1/31	1,041,260
500	Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 4.375%, 8/1/35	479,560
1,060	Kentucky Rural Water Finance Corp., (NPFG), 4.70%, 8/1/35	1,024,617
1,750	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), (NPFG), 5.00%, 5/15/38	1,769,950
290	Owensboro, (AGC), 5.00%, 9/15/27	305,164
225	Owensboro, (AGC), 5.00%, 9/15/31	231,046

		$6,369,507

Lease Revenue/Certificates of Participation — 10.2%
$3,700	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	$3,376,916
1,000	Kentucky Asset/Liability Commission Agency Fund Revenue, 5.00%, 9/1/22	1,124,920
750	Kentucky Property and Buildings Commission, 5.50%, 11/1/28	803,085

		$5,304,921

Other Revenue — 0.4%
$4,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$109,872
7,595	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	101,317

		$211,189

Special Tax Revenue — 1.2%
$70	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$71,012
75	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	76,051
125	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	118,950
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	341,562

		$607,575

Transportation — 3.0%
$500	Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/28	$529,235
1,000	Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/29	1,056,030

		$1,585,265

2

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 2.1%
$1,000	Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/27	$1,077,270

		$1,077,270

Total Tax-Exempt Investments — 98.1% (identified cost $50,121,786)		$51,056,090

Other Assets, Less Liabilities — 1.9%		$1,002,418

Net Assets — 100.0%		$52,058,508

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. In addition, 13.3% of the Fund’s net assets at November 30, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2010, 60.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 26.4% of total investments.

A summary of open financial instruments at November 30, 2010 is as follows:

Interest Rate Swaps

		Annual	Floating		Net Unrealized
	Notional	Fixed Rate	Rate	Effective Date/	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	(Depreciation)
Barclays Bank PLC	$2,000,000	3.610%	3-month USD- LIBOR-BBA	January 20, 2011 / January 20, 2041	$91,051
Merrill Lynch Capital Services, Inc.	3,000,000	4.092	3-month USD- LIBOR-BBA	February 24, 2011 / February 24, 2041	(116,714)

					$(25,663)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts.

At November 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $91,051 and $116,714, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,075,417

Gross unrealized appreciation	$2,175,629
Gross unrealized depreciation	(1,194,956)

Net unrealized appreciation	$980,673

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$51,056,090	$—	$51,056,090

Total Investments	$—	$51,056,090	$—	$51,056,090

Interest Rate Swaps	$—	$91,051	$—	$91,051

Total	$—	$51,147,141	$—	$51,147,141

Liability Description
Interest Rate Swaps	$—	$116,714	$—	$116,714

Total	$—	$116,714	$—	$116,714

The Fund held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Maryland Municipal Income Fund	as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.0%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.3%
$1,250	Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,250,288

		$1,250,288

Education — 10.8%
$4,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	$4,059,960
2,250	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,235,285
1,500	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,510,425
1,500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,376,670
400	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(1)	171,464
1,000	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	981,110

		$10,334,914

Escrowed/Prerefunded — 5.8%
$1,125	Baltimore County, Economic Development Revenue, (Revisions, Inc.), Prerefunded to 8/15/11, 8.50%, 8/15/25	$1,212,874
1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	1,124,736
2,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Prerefunded to 11/15/13, 5.125%, 11/15/34	2,243,940
500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/11, 5.50%, 6/1/21	512,810
425	Westminster, Educational Facilities, (McDaniel College), Prerefunded to 10/1/12, 5.50%, 4/1/27	463,008

		$5,557,368

General Obligations — 15.0%
$1,140	Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,177,711
500	Anne Arundel County, Water and Sewer Construction, 4.625%, 4/1/33	511,210
1,000	Anne Arundel County, Water and Sewer Construction, 4.75%, 4/1/39	1,034,380
2,000	Baltimore County, (Metropolitan District), 5.00%, 2/1/31(2)	2,126,700
2,000	Maryland, 5.00%, 11/1/19	2,396,600
1,000	Montgomery County, 5.00%, 5/1/23	1,096,870
1,500	Montgomery County, 5.00%, 5/1/25	1,619,640
1,000	Montgomery County, 5.25%, 10/1/19	1,046,020
2,235	Prince George’s County Housing Authority, 5.00%, 7/15/23	2,454,209
1,100	Puerto Rico, 0.00%, 7/1/16	868,505

		$14,331,845

Hospital — 13.1%
$1,500	Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$1,466,670
1,000	Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	1,005,500
1,000	Maryland Health and Higher Educational Facilities Authority, (Calvert Health System), 5.50%, 7/1/36	1,017,170
2,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,031,600
1,500	Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.25%, 5/15/46	1,483,050
2,330	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	2,242,066

1

Principal
Amount
(000’s omitted)	Security	Value
$2,500	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	$2,472,825
750	Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	740,827

		$12,459,708

Housing — 6.6%
$1,000	Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$997,020
1,170	Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(3)	1,166,268
1,000	Maryland Community Development Administration, MFMR, (AMT), 4.70%, 9/1/37	947,470
1,000	Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	963,650
2,000	Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	1,934,940
350	Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/39	307,156

		$6,316,504

Industrial Development Revenue — 2.1%
$930	Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$815,610
195	Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	184,435
1,000	Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	996,440

		$1,996,485

Insured-Education — 1.5%
$1,200	Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,410,156

		$1,410,156

Insured-Escrowed/Prerefunded — 5.5%
$3,145	Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,596,496
1,500	Puerto Rico Electric Power Authority, (AGM), Prerefunded to 7/1/12, 5.125%, 7/1/26	1,622,970

		$5,219,466

Insured-General Obligations — 1.1%
$1,000	Puerto Rico, (NPFG), 5.50%, 7/1/29	$1,037,850

		$1,037,850

Insured-Hospital — 8.5%
$2,010	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	$1,928,997
3,035	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	3,052,451
3,150	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, (Hospital Auxilio Mutuo Obligated Group), (NPFG), 6.25%, 7/1/24	3,152,835

		$8,134,283

Insured-Housing — 1.2%
$1,430	Maryland Economic Development Corp., (University of Maryland), (CIFG), 4.50%, 6/1/35	$1,161,189

		$1,161,189

Insured-Special Tax Revenue — 1.7%
$550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$188,007
1,325	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	419,018
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	420,520
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	50,106
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	578,800

		$1,656,451

Insured-Transportation — 10.9%
$1,000	Maryland Transportation Authority, (AGM), 5.00%, 7/1/28	$1,038,650
1,500	Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	1,554,030
1,000	Maryland Transportation Authority, (AGM), 5.00%, 7/1/38	1,034,720
2,000	Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(3)	2,066,840

2

Principal
Amount
(000’s omitted)	Security	Value
$1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	$1,514,670
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,529,385
1,705	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	1,707,114

		$10,445,409

Insured-Water and Sewer — 5.4%
$500	Baltimore, (Water Projects), (FGIC), (NPFG), 5.125%, 7/1/42	$500,770
1,250	Baltimore, (Wastewater Projects), (AMBAC), 5.00%, 7/1/32	1,284,875
1,000	Baltimore, (Wastewater Projects), (FGIC), (NPFG), 5.00%, 7/1/22	1,082,020
2,000	Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	2,325,260

		$5,192,925

Other Revenue — 2.6%
$15,520	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$406,003
10,110	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	134,867
895	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	898,258
1,000	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,020,060

		$2,459,188

Senior Living/Life Care — 1.2%
$375	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	$337,320
330	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	318,407
500	Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	463,200

		$1,118,927

Special Tax Revenue — 4.8%
$743	Baltimore, (Clipper Mill), 6.25%, 9/1/33	$599,750
498	Baltimore, (Strathdale Manor), 7.00%, 7/1/33	508,677
1,000	Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,124,910
250	Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	261,690
2,040	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(3)(4)	2,049,649

		$4,544,676

Transportation — 3.9%
$1,000	Maryland State Department of Transportation, County Transportation, 5.00%, 2/15/23	$1,106,190
2,500	Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,591,725

		$3,697,915

Total Tax-Exempt Investments — 103.0% (identified cost $98,311,143)		$98,325,547

Other Assets, Less Liabilities — (3.0)%		$(2,903,284)

Net Assets — 100.0%		$95,422,263

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Maryland municipalities. In addition, 13.2% of the Fund’s net assets at November 30, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2010, 34.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 12.3% of total investments.

(1)		Currently the issuer is in default with respect to interest payments.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security represents the underlying municipal bond of an inverse floater.

(4)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $519,649.

A summary of open financial instruments at November 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
3/11	56 U.S. 30-Year Treasury Bond	Short	$(7,085,991)	$(7,127,750)	$(41,759)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Appreciation
JPMorgan Chase Co.	$1,837,500	3.488%	3-month USD-LIBOR-BBA	December 14, 2010 / December 14, 2040	$118,396

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $118,396 and $41,759, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$94,406,355

Gross unrealized appreciation	$3,149,205
Gross unrealized depreciation	(3,040,013)

Net unrealized appreciation	$109,192

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$98,325,547	$—	$98,325,547

Total Investments	$—	$98,325,547	$—	$98,325,547

Interest Rate Swaps	$—	$118,396	$—	$118,396

Total	$—	$98,443,943	$—	$98,443,943

Liability Description
Futures Contracts	$(41,759)	$—	$—	$(41,759)

Total	$(41,759)	$—	$—	$(41,759)

The Fund held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Missouri Municipal Income Fund	as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 5.2%
$2,000	Curators University System Facilities Revenue, (University of Missouri), 5.00%, 11/1/33	$2,067,840
1,275	Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	1,370,242
1,500	Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	1,612,050

		$5,050,132

Escrowed/Prerefunded — 1.2%
$1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	$1,143,580

		$1,143,580

General Obligations — 11.1%
$1,000	Clay County, Public School District, 5.00%, 3/1/28	$1,047,280
1,000	Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,070,650
1,000	Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,063,510
1,000	Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,065,270
1,000	Kansas City, 4.75%, 2/1/25	1,063,920
1,000	Marion County School District No. 60, (Direct Deposit Program), 5.00%, 3/1/30	1,076,240
2,000	Missouri, (Water Pollution Control), Series A, 5.00%, 12/1/17	2,400,660
750	University City School District, (Direct Deposit Program), 5.00%, 2/15/26	812,287
3,000	Wentzville School District No. R-4, 0.00%, 3/1/28	1,140,420

		$10,740,237

Hospital — 7.7%
$1,000	Cape Girardeau County Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$878,500
1,950	Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	2,104,538
1,000	Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,013,730
740	Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	740,281
250	Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	251,575
1,000	Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	983,020
500	Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	471,345
1,175	West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	1,046,220

		$7,489,209

Housing — 2.7%
$845	Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$803,054
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	509,606
245	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	238,922
745	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	748,032
210	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	206,035
80	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	80,091

		$2,585,740

Industrial Development Revenue — 2.8%
$1,080	Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,092,020
1,500	Saint Louis Industrial Development Authority, (Anheuser Busch Sewer and Solid Waste Disposal Facilities), (AMT), 4.875%, 3/1/32	1,379,700

1

Principal
Amount
(000’s omitted)	Security	Value
$300	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$269,469

		$2,741,189

Insured-Education — 2.3%
$650	Lincoln University Auxiliary System Revenue, (AGC), 5.125%, 6/1/37	$650,358
1,500	Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	1,571,160

		$2,221,518

Insured-Electric Utilities — 12.1%
$1,240	Columbia Electric Utility Improvement Revenue, (AMBAC), 5.00%, 10/1/28	$1,283,338
2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	2,217,037
2,465	Missouri Joint Municipal Electric Utility Commission, (AMBAC), (BHAC), 4.50%, 1/1/37	2,353,779
390	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	396,205
455	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	454,368
1,375	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,404,507
1,150	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	1,317,187
2,275	Springfield, Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,276,570

		$11,702,991

Insured-Escrowed/Prerefunded — 3.6%
$750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (NPFG), Prerefunded to 12/1/11, 5.25%, 12/1/22	$786,795
3,590	Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	2,520,431
205	Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/21	135,856

		$3,443,082

Insured-General Obligations — 7.5%
$1,200	Jackson County, Consolidated School District No. 002, (Missouri Direct Deposit), (NPFG), 5.00%, 3/1/27	$1,247,340
1,000	Kansas City, (NPFG), 5.00%, 2/1/27	1,063,980
1,000	Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	1,058,470
1,900	Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 0.00%, 3/1/16	1,668,314
1,000	Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 5.25%, 3/1/21	1,190,950
1,000	Springfield, School District No. R-12, (AGM), 5.25%, 3/1/25	1,079,710

		$7,308,764

Insured-Hospital — 5.5%
$5,910	Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$3,796,406
80	Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/21	48,377
1,500	North Kansas City, (North Kansas City Memorial Hospital), (AGM), 5.125%, 11/15/33	1,509,765

		$5,354,548

Insured-Industrial Development Revenue — 2.1%
$1,235	Kansas City Industrial Development Authority, (AMBAC), 4.50%, 12/1/32	$1,178,536
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	823,870

		$2,002,406

Insured-Lease Revenue/Certificates of Participation — 9.1%
$1,000	Cape Girardeau County, Building Corp., (Jackson R-II School District), (NPFG), 5.25%, 3/1/25	$1,047,530
1,000	Cape Girardeau County, Building Corp., (Jackson R-II School District), (NPFG), 5.25%, 3/1/26	1,042,270
1,000	Jackson County, (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	970,880
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	615,390
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (NPFG), 5.00%, 12/1/27	1,015,120
2,270	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	990,106
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	703,175

2

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,213,310
1,990	Saint Louis Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,171,354

		$8,769,135

Insured-Special Tax Revenue — 5.1%
$2,350	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,504,865
600	Kansas City, (Blue Parkway Town Center), (NPFG), 5.00%, 7/1/27	562,332
1,000	Kansas City, Special Obligations, (AGC), 5.00%, 3/1/28	1,038,420
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	841,040

		$4,946,657

Insured-Transportation — 5.1%
$2,060	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$2,072,442
900	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	934,065
910	Saint Louis Airport, (Lambert International Airport), (FGIC), (NPFG), (AMT), 6.00%, 7/1/14	1,003,439
1,000	Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/31	968,240

		$4,978,186

Insured-Water and Sewer — 1.1%
$1,000	Metropolitan Saint Louis Sewer District, (NPFG), 5.00%, 5/1/36	$1,025,050

		$1,025,050

Other Revenue — 2.6%
$2,500	Missouri Development Finance Board Cultural Facilities Revenue, (Kauffman Center), 4.75%, 6/1/37	$2,472,125

		$2,472,125

Senior Living/Life Care — 3.8%
$1,000	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.125%, 8/15/32	$868,290
2,000	Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,899,660
1,000	Saint Louis County Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	932,310

		$3,700,260

Special Tax Revenue — 3.3%
$270	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$273,902
295	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	299,136
600	Kansas City, Tax Increment Revenue, (Maincor Projects), Series A, 5.25%, 3/1/18	577,884
7,500	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	368,850
1,640	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(3)	1,647,757

		$3,167,529

Transportation — 2.6%
$270	Branson, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/25	$145,098
350	Branson, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/37	187,310
1,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/19	1,144,490
1,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/26	1,057,790

		$2,534,688

Water and Sewer — 5.1%
$1,200	Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,241,064
1,165	Kansas City, Water Revenue, 5.25%, 12/1/32	1,226,780
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	954,930
435	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 7.20%, 7/1/16	456,002

3

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control and Drinking Water, 5.00%, 7/1/30	$1,084,460

		$4,963,236

Total Tax-Exempt Investments — 101.6% (identified cost $97,219,084)		$98,340,262

Other Assets, Less Liabilities — (1.6)%		$(1,571,515)

Net Assets — 100.0%		$96,768,747

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. In addition, 11.0% of the Fund’s net assets at November 30, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2010, 52.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 23.1% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $417,757.

A summary of open financial instruments at November 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
3/11	24 U.S. 30-Year Treasury Bond	Short	$(3,037,041)	$(3,054,750)	$(17,709)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid to Fund	Termination Date	Depreciation
Merrill Lynch Capital Services, Inc.	$1,825,000	4.092%	3-month USD- LIBOR-BBA	February 24, 2011 / February 24, 2041	$(71,001)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $88,710.

4

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$94,005,751

Gross unrealized appreciation	$4,032,529
Gross unrealized depreciation	(2,808,018)

Net unrealized appreciation	$1,224,511

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$98,340,262	$—	$98,340,262

Total Investments	$—	$98,340,262	$—	$98,340,262

Liability Description
Futures Contracts	$(17,709)	$—	$—	$(17,709)
Interest Rate Swaps	—	(71,001)	—	(71,001)

Total	$(17,709)	$(71,001)	$—	$(88,710)

The Fund held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance North Carolina Municipal Income Fund	as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 11.0%
$5,000	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	$5,166,600
5,500	North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	5,622,705
1,050	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	890,306
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	1,369,249

		$13,048,860

Electric Utilities — 5.5%
$1,500	North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/26	$1,558,560
2,000	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	2,349,520
1,000	North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	1,012,560
625	Puerto Rico Electric Power Authority, 5.50%, 7/1/38	632,306
1,000	Wake County Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,055,440

		$6,608,386

Escrowed/Prerefunded — 2.7%
$1,950	Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	$1,565,558
2,000	Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	1,625,920

		$3,191,478

General Obligations — 0.9%
$1,000	Charlotte, 5.00%, 7/1/29	$1,028,140

		$1,028,140

Hospital — 19.8%
$4,980	Charlotte-Mecklenburg Hospital Authority, 5.00%, 1/15/47(1)	$4,914,065
2,000	North Carolina Medical Care Commission, (Duke University Health System), Series A, 5.00%, 6/1/42	2,001,360
1,980	North Carolina Medical Care Commission, (Duke University Health System), Series A, 5.00%, 6/1/42	1,981,485
2,000	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	2,084,460
1,350	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	1,360,017
3,600	North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(1)	3,753,144
2,000	North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	1,791,820
1,500	North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	1,515,870
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	969,640
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	499,660
2,500	North Carolina Medical Care Commission, (University Health System), 6.25%, 12/1/33	2,687,150

		$23,558,671

Housing — 6.3%
$1,430	Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,409,451
2,400	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,296,680
1,975	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,889,818
995	North Carolina Housing Finance Agency, (AMT), 4.85%, 7/1/38	954,076
975	North Carolina Housing Finance Agency, (AMT), 4.90%, 7/1/37	946,744

		$7,496,769

Industrial Development Revenue — 0.6%
$750	Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$761,978

		$761,978

Insured-Education — 1.9%
$865	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$803,931
350	University of North Carolina at Greensboro, (AGC), 5.00%, 4/1/34	361,662

1

Principal
Amount
(000’s omitted)	Security	Value
$1,050	University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	$1,074,528

		$2,240,121

Insured-Electric Utilities — 2.9%
$1,000	North Carolina Eastern Municipal Power Agency, (AGC), 6.00%, 1/1/19	$1,124,770
1,000	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	998,610
1,340	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,332,603

		$3,455,983

Insured-General Obligations — 0.8%
$840	Puerto Rico, (NPFG), 5.50%, 7/1/20	$895,692

		$895,692

Insured-Hospital — 8.4%
$1,675	Johnston Memorial Hospital, (AGM), Variable Rate, 18.444%, 10/1/36(2)(3)(4)	$1,799,017
375	Nash Health Care System, (AGM), 5.00%, 11/1/30	369,176
1,080	New Hanover County, Hospital Revenue, (New Hanover Regional Medical Center), (AGM), 5.125%, 10/1/31	1,103,015
1,025	North Carolina Medical Care Commission, (Betsy Johnson), (AGM), 5.375%, 10/1/24	1,048,842
1,000	North Carolina Medical Care Commission, (Wakemed), (AGC), 5.625%, 10/1/38	1,024,470
2,090	North Carolina Medical Care Commission, (Wakemed), (AGC), 5.875%, 10/1/38	2,160,684
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,251,855
1,175	Onslow County Hospital Authority, (Onslow Memorial Hospital), (NPFG), 5.00%, 4/1/26	1,204,492

		$9,961,551

Insured-Housing — 0.4%
$475	University of North Carolina at Wilmington, Certificates of Participation, (Student Housing Project), (AGC), 5.00%, 6/1/32	$483,773

		$483,773

Insured-Lease Revenue/Certificates of Participation — 5.3%
$1,500	Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,544,910
1,000	Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,023,540
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,213,310
2,500	Rockingham County, (AGC), 5.00%, 4/1/32	2,554,475

		$6,336,235

Insured-Other Revenue — 1.7%
$2,000	Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$2,033,300

		$2,033,300

Insured-Special Tax Revenue — 2.5%
$550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$569,398
12,440	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	698,630
12,000	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	1,519,320
450	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	53,258
895	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	98,853
720	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	74,189

		$3,013,648

Insured-Transportation — 6.4%
$500	Charlotte, Airport, (NPFG), (AMT), 5.25%, 7/1/21	$511,440
10,000	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	2,487,900
1,000	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,065,350
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,810,872
1,800	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	1,802,232

		$7,677,794

Insured-Water and Sewer — 1.9%
$280	Broad River Water Authority, Water System, (XLCA), 5.00%, 6/1/21	$285,443
500	Brunswick County, Enterprise System Water and Sewer Revenue, (AGM), 5.25%, 4/1/26	517,965

2

Principal
Amount
(000’s omitted)	Security	Value
$1,500	Kannapolis, Water and Sewer, (AGM), (AMT), 5.25%, 2/1/26	$1,502,475

		$2,305,883

Lease Revenue/Certificates of Participation — 10.0%
$1,550	Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	$1,608,373
1,400	Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,484,056
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,520,220
1,000	Durham County, Certificates of Participation, 5.00%, 6/1/31	1,028,240
1,000	Forsyth County, 5.00%, 4/1/30	1,056,850
2,000	Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,092,140
1,000	Wake County, 5.00%, 1/1/33	1,041,840
1,000	Wake County, 5.00%, 6/1/36	1,032,500
1,050	Wilmington, Certificates of Participation, 5.00%, 6/1/38	1,063,429

		$11,927,648

Other Revenue — 3.1%
$13,560	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$354,730
1,000	Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	1,134,720
1,035	Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,171,516
1,000	North Carolina, Capital Improvement Limited Obligation, 5.00%, 5/1/27	1,069,010

		$3,729,976

Senior Living/Life Care — 1.5%
$1,900	North Carolina Medical Care Commission, (United Methodist), 5.50%, 10/1/32	$1,756,797

		$1,756,797

Special Tax Revenue — 3.0%
$8,510	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$418,522
2,620	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(5)	2,632,393
545	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	572,773

		$3,623,688

Transportation — 3.0%
$500	Charlotte, Airport, 5.50%, 7/1/34	$521,930
1,000	Charlotte, Airport, (AMT), 5.375%, 7/1/28	1,005,160
1,000	North Carolina Ports Authority, 5.25%, 2/1/40	1,008,910
1,000	Raleigh Durham Airport Authority, 5.00%, 5/1/32	1,021,060

		$3,557,060

Water and Sewer — 9.2%
$3,495	Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	$3,601,353
2,000	Cary, Combined Enterprise System Revenue, 5.00%, 12/1/33	2,074,700
1,000	Charlotte, Water and Sewer, 5.00%, 7/1/34	1,053,080
2,000	Charlotte, Water and Sewer, 5.00%, 7/1/38	2,117,840
1,000	Charlotte, Water and Sewer, 5.125%, 6/1/26	1,025,810
1,000	Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,043,980

		$10,916,763

Total Tax-Exempt Investments — 108.8% (identified cost $126,410,561)		$129,610,194

Other Assets, Less Liabilities — (8.8)%		$(10,536,224)

Net Assets — 100.0%		$119,073,970

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

3

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. In addition, 15.4% of the Fund’s net assets at November 30, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2010, 29.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 13.3% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2010, the aggregate value of these securities is $1,799,017 or 1.5% of the Fund’s net assets.

(3)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,025,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(4)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2010.

(5)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $667,393.

The Fund did not have any open financial instruments at November 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$114,133,334

Gross unrealized appreciation	$5,328,557
Gross unrealized depreciation	(2,186,697)

Net unrealized appreciation	$3,141,860

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$129,610,194	$—	$129,610,194

Total Investments	$—	$129,610,194	$—	$129,610,194

The Fund held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Oregon Municipal Income Fund	as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.4%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.5%
$660	Western Generation Agency, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	$661,439

		$661,439

Education — 6.3%
$3,000	Forest Grove, (Pacific University), 6.375%, 5/1/39	$3,108,030
2,000	Oregon Health and Science University, 5.75%, 7/1/39	2,093,620
1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,011,060
500	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/31	486,095
1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/34	958,290
1,500	Oregon State Facilities Authority, (Linfield College), 5.25%, 10/1/40	1,466,715

		$9,123,810

Electric Utilities — 2.0%
$1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	$1,029,450
1,250	Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	1,259,563
625	Puerto Rico Electric Power Authority, 5.50%, 7/1/38	632,306

		$2,921,319

General Obligations — 32.4%
$1,500	Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	$653,295
2,500	Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/29	1,023,500
700	Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	269,479
425	Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	153,952
3,490	Clackamas and Washington Counties, School District No. 3JT, 5.00%, 6/15/33	3,631,380
2,230	Clackamas County, Oregon Trail School District No. 46, 0.00%, 6/15/32	758,401
2,000	Clackamas County, Oregon Trail School District No. 46, 0.00%, 6/15/33	642,700
12,870	Clackamas County, Oregon Trail School District No. 46, 0.00%, 6/15/39	2,940,538
3,730	Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/26	1,825,760
3,175	Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/27	1,460,468
3,970	Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/31	1,430,907
8,000	Jackson County, School District No. 549C, 5.00%, 6/15/33(1)	8,209,520
1,770	Keizer, (Keizer Station Area A Improvement District), 5.20%, 6/1/31	1,780,921
1,000	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	413,120
1,215	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	472,222
1,000	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/33	321,000
1,365	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/34	409,991
3,855	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	3,857,082
525	Oregon Veterans Welfare, Series 81, 5.25%, 10/1/42	526,302
820	Oregon Veterans Welfare, Series 82, 5.50%, 12/1/42	825,191
1,575	Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/31	567,677
5,820	Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/33	1,860,829
3,350	Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	799,980
2,120	Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 12/15/38	493,409
1,325	Portland Housing Authority, (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,331,956
1,280	Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,266,355
465	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	470,110
2,740	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,674,678
1,000	Redmond, (Terminal Expansion Project), 5.00%, 6/1/39	963,250
12,660	Salem-Keizer, School District No. 24J, 0.00%, 6/15/30	4,850,553

		$46,884,526

Hospital — 7.7%
$2,000	Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,379,460
2,105	Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	2,110,494
3,000	Multnomah County Hospital Facilities Authority, (Adventist Health System), 5.125%, 9/1/40	2,997,480

1

Principal
Amount
(000’s omitted)	Security	Value
$3,735	Oregon State Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	$3,657,760

		$11,145,194

Housing — 9.8%
$805	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$749,640
2,810	Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	2,768,581
5,000	Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	4,789,400
3,240	Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	3,331,562
1,170	Oregon Housing and Community Services Department, SFMR, (AMT), 4.75%, 7/1/36	1,141,183
1,410	Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	1,424,297

		$14,204,663

Industrial Development Revenue — 1.0%
$735	Oregon Economic Development Authority, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	$683,844
855	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.30%, 6/1/23	756,855

		$1,440,699

Insured-Education — 2.0%
$4,850	Oregon Health Science University, (NPFG), 0.00%, 7/1/21	$2,875,371

		$2,875,371

Insured-Electric Utilities — 4.0%
$1,715	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$1,742,286
2,760	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,756,163
1,270	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,262,990

		$5,761,439

Insured-General Obligations — 8.5%
$715	Beaverton, School District, (AGC), 5.125%, 6/1/36	$746,539
410	Deschutes and Jefferson Counties, School District No. 2J, (FGIC), (NPFG), 0.00%, 6/15/23	240,941
3,100	Lane County, School District No. 019, (Springfield), (AGM), 0.00%, 6/15/28	1,266,195
4,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.50%, 6/15/30	4,609,920
500	Monmouth, (Minet Project), (AGM), 5.00%, 6/1/32	514,285
1,825	Monmouth, (Minet Project), (AGM), 5.00%, 6/1/40	1,853,287
1,000	Newport, (AGC), 0.00%, 6/1/28	431,140
1,225	Newport, (AGC), 0.00%, 6/1/29	497,044
4,570	Washington, Multnomah and Yamhill Counties, School District No. 1J, (NPFG), 0.00%, 6/15/26	2,224,036

		$12,383,387

Insured-Hospital — 3.2%
$1,415	Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,440,357
3,000	Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,225,090

		$4,665,447

Insured-Special Tax Revenue — 5.3%
$560	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$191,425
450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	75,159
12,100	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	1,217,744
1,015	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,050,799
20,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	2,336,000
42,840	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	2,405,894
905	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	107,107
1,795	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	198,258
1,435	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	147,862

		$7,730,248

Insured-Transportation — 4.0%
$315	Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$297,539
1,685	Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,591,095
2,050	Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	2,123,800

2

Principal
Amount
(000’s omitted)	Security	Value
$1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$1,810,872

		$5,823,306

Lease Revenue/Certificates of Participation — 0.6%
$820	Oregon State Department of Administration Services, 5.125%, 5/1/33	$840,246

		$840,246

Other Revenue — 2.7%
$20,255	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$529,871
3,130	Oregon State Department of Administrative Services, 5.00%, 4/1/29	3,319,083

		$3,848,954

Senior Living/Life Care — 1.2%
$1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,752,117

		$1,752,117

Special Tax Revenue — 5.6%
$2,185	Portland Limited Tax General Obligation, 0.00%, 6/1/22	$1,423,353
12,970	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	637,865
5,220	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	5,244,690
755	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	793,475

		$8,099,383

Transportation — 3.8%
$4,000	Port of Portland Airport Revenue, 5.00%, 7/1/29	$4,123,280
215	Redmond Airport Revenue, 5.50%, 6/1/24	215,578
200	Redmond Airport Revenue, 5.75%, 6/1/27	200,666
550	Redmond Airport Revenue, 6.00%, 6/1/34	551,815
400	Redmond Airport Revenue, 6.25%, 6/1/39	406,744

		$5,498,083

Water and Sewer — 5.8%
$2,705	Eugene, 4.50%, 8/1/31	$2,717,930
1,735	Portland, Sewer System, 4.75%, 6/15/30	1,765,224
3,760	Washington County, Clean Water Services, 4.75%, 10/1/27	3,940,856

		$8,424,010

Total Tax-Exempt Investments — 106.4% (identified cost $154,446,608)		$154,083,641

Other Assets, Less Liabilities — (6.4)%		$(9,304,760)

Net Assets — 100.0%		$144,778,881

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. In addition, 16.0% of the Fund’s net assets at November 30, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2010, 25.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 10.5% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $1,329,691.

3

The Fund did not have any open financial instruments at November 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$143,261,186

Gross unrealized appreciation	$6,377,584
Gross unrealized depreciation	(6,370,129)

Net unrealized appreciation	$7,455

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$154,083,641	$—	$154,083,641

Total Investments	$—	$154,083,641	$—	$154,083,641

The Fund held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance South Carolina Municipal Income Fund	as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 110.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 8.6%
$890	South Carolina Educational Facilities Authority, (Furman University), 4.625%, 10/1/35	$832,568
1,000	South Carolina Educational Facilities Authority, (Furman University), 5.00%, 10/1/38	1,000,180
1,225	South Carolina Educational Facilities Authority, (Wofford College), 5.00%, 4/1/36	1,225,245
3,505	South Carolina Educational Facilities Authority, (Wofford College), 5.25%, 4/1/32	3,614,181
7,800	University of South Carolina, Higher Education Revenue, 5.00%, 6/1/40(1)(2)	7,962,708

		$14,634,882

Electric Utilities — 6.3%
$1,900	South Carolina Public Service Authority, 5.25%, 1/1/39	$1,972,789
4,510	South Carolina Public Service Authority, 5.375%, 1/1/28	4,881,218
3,560	South Carolina Public Service Authority, 5.50%, 1/1/38	3,815,145

		$10,669,152

General Obligations — 5.0%
$685	Richland County, Sewer System, (Broad River), 5.125%, 3/1/29	$712,270
2,360	South Carolina, 3.25%, 8/1/30(3)	2,083,550
4,275	South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25(3)	2,836,291
3,850	South Carolina, (Coastal Carolina University), 2.50%, 4/1/30	2,965,424

		$8,597,535

Hospital — 11.4%
$2,620	Florence County, (McLeod Regional Medical Center Project), 5.00%, 11/1/37	$2,493,454
5,260	Greenwood County, 5.375%, 10/1/39	5,210,082
3,615	Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	3,633,762
1,335	Lexington County, (Health Services District, Inc.), 5.00%, 11/1/32	1,317,445
3,470	South Carolina Jobs Economic Development Authority, (Health Services), 5.75%, 8/1/39	3,445,571
3,380	South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center Project), 6.00%, 9/15/38	3,357,016

		$19,457,330

Industrial Development Revenue — 1.7%
$1,500	Richland County, (International Paper Co.), (AMT), 5.95%, 9/1/31	$1,506,510
1,400	Richland County, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,419,628

		$2,926,138

Insured-Electric Utilities — 10.8%
$800	Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/28	$315,528
8,235	Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/29	3,043,491
12,610	Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/32	3,839,241
7,815	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	2,837,939
2,940	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	876,973
2,090	Piedmont Municipal Power Agency, (FGIC), (NPFG), 0.00%, 1/1/23	1,130,439
1,420	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	1,442,592
3,725	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	3,719,822
950	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	944,756
330	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	337,082

		$18,487,863

Insured-General Obligations — 3.9%
$1,300	Berkeley County, (AGM), 2.00%, 9/1/25	$1,014,208
1,530	Berkeley County, School District, (AGM), 2.75%, 1/15/22	1,432,111
4,065	Dorchester County, Transportation Projects, (XLCA), 4.625%, 5/1/28	4,144,877

		$6,591,196

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Hospital — 3.5%
$2,775	Florence County, (McLeod Regional Medical Center Project), (AGM), 5.25%, 11/1/27	$2,838,409
3,000	South Carolina Jobs Economic Development Authority, (Anmed Health), (AGC), 5.50%, 2/1/38	3,092,280

		$5,930,689

Insured-Lease Revenue/Certificates of Participation — 3.5%
$4,000	Scago Educational Facilities Corp., Pickens School District, (AGM), 4.50%, 12/1/28	$4,010,440
2,110	Sumter Two School Facility, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	2,046,890

		$6,057,330

Insured-Special Tax Revenue — 0.4%
$4,890	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$274,622
905	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	107,107
1,795	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	198,258
1,435	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	147,862

		$727,849

Insured-Transportation — 3.2%
$2,700	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$2,716,308
1,095	Richland-Lexington Airport District, (Columbia Metropolitan Airport), (CIFG), (AMT), 5.00%, 1/1/21	1,102,030
1,760	South Carolina Transportation Infrastructure Bank, (AMBAC), (XLCA), 4.50%, 10/1/32	1,657,146

		$5,475,484

Insured-Utilities — 5.7%
$1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,133,810
2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,247,120
5,185	Orangeburg County, Solid Waste, (South Carolina Electric and Gas Co.), (AMBAC), (AMT), 5.70%, 11/1/24	5,186,970
1,100	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	1,129,304

		$9,697,204

Insured-Water and Sewer — 9.2%
$500	Anderson County, Water and Sewer System, (AGC), 5.25%, 7/1/24	$549,215
1,845	Beaufort-Jasper, Water and Sewer Authority, (AGM), 4.50%, 3/1/31	1,807,639
515	Cayce, Waterworks and Sewer Revenue, (XLCA), 4.625%, 7/1/27	522,756
1,875	Greenwood, Metropolitan District Sewer System, (AGM), Variable Rate, 17.628%, 10/1/30(4)(5)(6)	2,112,375
2,025	Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,102,294
2,075	Lugoff-Elgin, Water Authority, (NPFG), 4.625%, 7/1/37	1,986,148
945	Richland County, Sewer System, (Broad River), (XLCA), 4.50%, 3/1/34	944,263
2,000	Spartanburg, Waterworks Revenue, (AGC), 5.00%, 6/1/39	2,026,960
3,750	Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32(3)	3,593,250

		$15,644,900

Insured-Water Revenue — 0.7%
$1,150	Woodruff-Roebuck, Water District Improvement, (AGM), 5.00%, 6/1/40	$1,161,696

		$1,161,696

Lease Revenue/Certificates of Participation — 13.7%
$6,000	Berkeley County, School District, 5.125%, 12/1/30	$6,007,680
320	Charleston Educational Excellence Financing Corp., 5.25%, 12/1/22	340,077
1,105	Charleston Educational Excellence Financing Corp., 5.25%, 12/1/28	1,144,360
3,000	Greenville County, School District, 5.00%, 12/1/24(1)	3,118,260
4,745	Laurens County, School District, 5.25%, 12/1/30	4,675,675
3,270	Lexington, One School Facility Corp., 5.00%, 12/1/27	3,337,918
1,640	Lexington, One School Facility Corp., 5.00%, 12/1/30	1,651,824
1,470	Lexington, One School Facility Corp., 5.25%, 12/1/27	1,503,575
1,470	Newberry County, School District, 5.25%, 12/1/25	1,497,798

		$23,277,167

2

Principal
Amount
(000’s omitted)	Security	Value
Other Revenue — 6.7%
$21,465	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$561,525
7,600	Tobacco Settlement Revenue Management Authority, Escrowed to Maturity, 6.375%, 5/15/30	9,557,760
1,245	Tobacco Settlement Revenue Management Authority, Prerefunded to 5/15/11, 5.00%, 6/1/18	1,247,527

		$11,366,812

Special Tax Revenue — 4.3%
$23,870	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$1,173,927
5,220	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	5,244,690
810	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	851,278

		$7,269,895

Student Loan — 1.4%
$2,470	South Carolina Education Assistance Authority, 5.10%, 10/1/29	$2,468,345

		$2,468,345

Transportation — 6.2%
$2,500	Horry County, (Myrtle Beach International Airport), 5.00%, 7/1/40	$2,347,725
6,000	South Carolina Ports Authority, 5.25%, 7/1/40(7)	6,035,640
2,120	South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40(7)	2,131,745

		$10,515,110

Water and Sewer — 4.5%
$7,500	Columbia, Waterworks and Sewer Revenue, 5.00%, 2/1/40(1)(2)	$7,753,125

		$7,753,125

Total Tax-Exempt Investments — 110.7% (identified cost $187,397,357)		$188,709,702

Other Assets, Less Liabilities — (10.7)%		$(18,293,287)

Net Assets — 100.0%		$170,416,415

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2010, 37.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 11.9% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $5,570,524.

(3)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2010, the aggregate value of these securities is $2,112,375 or 1.2% of the Fund’s net assets.

(5)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(6)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2010.

(7)		When-issued security.

3

The Fund did not have any open financial instruments at November 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$168,331,623

Gross unrealized appreciation	$4,987,334
Gross unrealized depreciation	(3,349,255)

Net unrealized appreciation	$1,638,079

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$188,709,702	$—	$188,709,702

Total Investments	$—	$188,709,702	$—	$188,709,702

The Fund held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Tennessee Municipal Income Fund	as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 7.2%
$1,425	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series A, 5.00%, 10/1/39	$1,473,763
1,000	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series B, 5.00%, 10/1/39	1,034,220
1,500	Tennessee State School Bond Authority, 5.00%, 5/1/39	1,541,970

		$4,049,953

Electric Utilities — 6.3%
$1,500	Chattanooga, Electric Revenue, 5.00%, 9/1/33	$1,552,905
500	Clarksville, Electric Revenue, 5.00%, 9/1/34	518,925
500	Knoxville, Electric Revenue, 4.50%, 7/1/28	509,155
1,000	Metropolitan Government of Nashville and Davidson County, 5.125%, 5/15/26	1,011,600

		$3,592,585

Escrowed/Prerefunded — 1.5%
$280	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	$308,681
470	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	518,142

		$826,823

General Obligations — 4.1%
$350	Johnson City, 5.00%, 6/1/31	$361,627
1,000	Tennessee, 5.00%, 5/1/29	1,069,250
850	Williamson County, 3.25%, 4/1/17(1)	918,501

		$2,349,378

Hospital — 10.6%
$500	Chattanooga, Health, Educational and Housing Facilities Board, (Catholic Health Initiatives), 6.25%, 10/1/33	$547,975
1,000	Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	930,040
5,000	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	891,600
3,200	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	463,360
500	Knox County, Health, Educational and Housing Facilities Board, (East Tennessee Hospital), 5.75%, 7/1/33	473,980
1,250	Rutherford County, Health and Educational Facilities Board, (Ascension Health Care Group), 5.00%, 11/15/40	1,273,475
500	Shelby County, Health, Educational and Housing Facilities Board, (St. Jude Children’s Research Hospital), 5.00%, 7/1/31	510,350
1,000	Sullivan County Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	883,140

		$5,973,920

Housing — 5.6%
$465	Tennessee Housing Development Agency, (AMT), 4.85%, 1/1/32	$459,536
495	Tennessee Housing Development Agency, (AMT), 4.85%, 7/1/38	472,532
450	Tennessee Housing Development Agency, (AMT), 4.95%, 1/1/37	443,498
1,315	Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	1,308,070
475	Tennessee Housing Development Agency, (AMT), 5.10%, 7/1/38	463,980

		$3,147,616

Industrial Development Revenue — 1.7%
$340	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$335,012
500	Metropolitan Nashville Airport Authority, (Aero Nashville Project), 5.20%, 7/1/26(5)	488,500
150	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	134,735

		$958,247

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 2.5%
$1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,395,939

		$1,395,939

Insured-Electric Utilities — 13.1%
$1,000	Lawrenceburg, Electric Revenue, (NPFG), 6.625%, 7/1/18	$1,198,850
500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	525,190
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,030,220
2,000	Metropolitan Government of Nashville and Davidson County, (NPFG), 0.00%, 5/15/17	1,707,540
1,000	Pleasant View, Utility District, (NPFG), 5.00%, 9/1/32	1,000,430
260	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	264,137
200	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	199,722
420	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	417,682
300	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	306,438
680	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	778,858

		$7,429,067

Insured-Escrowed/Prerefunded — 9.5%
$1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (NPFG), Prerefunded to 7/1/23, 5.125%, 7/1/25(2)	$1,505,100
825	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (AGM), Prerefunded to 1/1/13, 5.00%, 1/1/26	898,062
645	Shelby County, (Lebonheur Children’s Hospital), (NPFG), Escrowed to Maturity, 5.50%, 8/15/12	677,050
2,000	West Wilson Utility District Waterworks, (NPFG), Prerefunded to 6/1/14, 5.00%, 6/1/34	2,272,840

		$5,353,052

Insured-General Obligations — 8.9%
$750	Blount County, Public Building Authority, (AGC), 4.50%, 6/1/30	$735,202
500	Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32	511,770
1,425	Franklin, Special School District, (AGM), 0.00%, 6/1/19	1,089,712
2,500	Franklin, Special School District, (AGM), 0.00%, 6/1/20	1,818,600
250	Manchester, (AGM), 5.00%, 6/1/38	260,070
530	Memphis, (AGC), 5.00%, 4/1/26	628,824

		$5,044,178

Insured-Hospital — 1.2%
$675	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (AGM), 5.00%, 1/1/26	$677,288

		$677,288

Insured-Lease Revenue/Certificates of Participation — 1.1%
$500	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$606,655

		$606,655

Insured-Special Tax Revenue — 2.6%
$3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$630,780
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	447,848
1,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	399,175

		$1,477,803

Insured-Transportation — 3.1%
$530	Memphis-Shelby County, Airport Authority, (AMBAC), (AMT), 6.00%, 3/1/24	$532,268
560	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	563,382
640	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	640,794

		$1,736,444

Insured-Water and Sewer — 13.1%
$1,000	Clarksville, Water, Sewer and Gas, (AGM), 5.25%, 2/1/18	$1,171,490
1,000	Harpeth Valley Utilities District, Davidson and Williamson Counties, (FGIC), (NPFG), 5.00%, 9/1/35	1,016,540

2

Principal
Amount
(000’s omitted)	Security	Value
$750	Hawkins County, First Utility District, (AGC), 5.00%, 6/1/42	$763,373
875	Knox County, First Utility District, (NPFG), 5.00%, 12/1/25	904,767
985	Knoxville, Waste Water System, (NPFG), 4.00%, 4/1/40	888,115
1,000	Memphis, Sanitary Sewer System, (AGM), 4.75%, 7/1/24	1,034,920
790	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), (NPFG), 5.20%, 1/1/13	834,414
500	South Blount County, Utility District, Water Revenue, (AGM), 5.00%, 12/1/33	507,970
300	West Wilson Utility District Waterworks, (NPFG), 4.00%, 6/1/32	267,363

		$7,388,952

Other Revenue — 0.7%
$6,550	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$171,348
250	Tennessee Energy Acquisition Corp., Gas Revenue, 5.25%, 9/1/26	244,478

		$415,826

Special Tax Revenue — 1.9%
$135	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$136,951
145	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	147,033
4,815	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	236,802
220	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(3)(4)	221,040
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	341,562

		$1,083,388

Transportation — 2.3%
$1,250	Memphis-Shelby County, Airport Authority, (AMT), 5.75%, 7/1/24	$1,308,525

		$1,308,525

Water and Sewer — 1.7%
$1,000	West Wilson, Utility District, 4.50%, 6/1/36	$988,780

		$988,780

Total Tax-Exempt Investments — 98.7% (identified cost $55,070,245)		$55,804,419

Other Assets, Less Liabilities — 1.3%		$710,812

Net Assets — 100.0%		$56,515,231

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Tennessee municipalities. In addition, 10.4% of the Fund’s net assets at November 30, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2010, 55.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 26.7% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)		Security represents the underlying municipal bond of an inverse floater.

(4)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $56,041.

(5)		When-issued security.

3

A summary of open financial instruments at November 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	60 U.S. 30-Year Treasury Bond	Short	$(7,641,353)	$(7,636,875)	$4,478

Interest Rate Swaps

		Annual	Floating		Net Unrealized
	Notional	Fixed Rate	Rate	Effective Date/	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	(Depreciation)
JPMorgan Chase Co.	$1,150,000	3.488%	3-month USD- LIBOR-BBA	December 14, 2010 / December 14, 2040	$74,098
Merrill Lynch Capital Services, Inc.	3,000,000	4.092	3-month USD- LIBOR-BBA	February 24, 2011 / February 24, 2041	(116,714)

					$(42,616)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $78,576 and $116,714, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,553,967

Gross unrealized appreciation	$2,936,402
Gross unrealized depreciation	(2,130,950)

Net unrealized appreciation	$805,452

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At November 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$55,804,419	$—	$55,804,419

Total Investments	$—	$55,804,419	$—	$55,804,419

Futures Contracts	$4,478	$—	$—	$4,478
Interest Rate Swaps	—	74,098	—	74,098

Total	$4,478	$55,878,517	$—	$55,882,995

Liability Description

Interest Rate Swaps	$—	$(116,714)	$—	$(116,714)

Total	$—	$(116,714)	$—	$(116,714)

The Fund held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Virginia Municipal Income Fund	as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 8.7%
$1,700	Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,708,551
5,100	University of Virginia, 5.00%, 6/1/40(1)	5,331,846
4,000	Virginia College Building Authority, 5.00%, 9/1/33	4,165,280
275	Virginia College Building Authority, 5.00%, 9/1/38	283,805

		$11,489,482

Electric Utilities — 1.1%
$1,500	Chesterfield County Economic Development Authority, (Virginia Electric Power Co. Project), (AMT), 5.60%, 11/1/31	$1,468,275

		$1,468,275

Escrowed/Prerefunded — 0.1%
$75	Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/15/12, 5.60%, 11/15/30	$82,181

		$82,181

General Obligations — 5.6%
$2,820	Loudoun County, 5.00%, 7/1/27	$3,099,462
1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	1,426,488
500	Portsmouth, 4.75%, 7/15/25	529,915
675	Portsmouth, 5.25%, 7/15/25	744,545
1,550	Virginia Public School Authority, 5.00%, 8/1/21	1,614,046

		$7,414,456

Hospital — 17.8%
$2,250	Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$2,237,468
5,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(2)	5,398,946
3,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,165,840
1,000	Fauquier County Industrial Development Authority, (Fauquier Hospital), 5.25%, 10/1/37	982,970
795	Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	801,853
465	Prince William County Industrial Development Authority, 5.20%, 10/1/30	443,926
1,000	Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	938,770
1,100	Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,081,696
3,000	Virginia Small Business Financing Authority, (Sentara Healthcare), 5.00%, 11/1/40	3,056,310
1,500	Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,424,520
2,000	Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,801,220
2,000	Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	2,036,900

		$23,370,419

Housing — 8.9%
$5,000	Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$4,710,600
1,760	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00% to 11/1/22 (Put Date), 11/1/33	1,672,282
2,750	Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	2,731,547
1,000	Virginia Housing Development Authority, (AMT), Variable Rate, 23.378%, 10/1/35(3)(4)(5)	1,083,400
1,500	Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	1,472,340

		$11,670,169

Industrial Development Revenue — 3.6%
$1,250	James City County Industrial Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 6.00%, 4/1/32	$1,250,200
1,630	Norfolk Airport Authority, (AMT), 6.25%, 1/1/30	1,539,812
2,230	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	2,003,053

		$4,793,065

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 5.7%
$6,655	Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$7,524,542

		$7,524,542

Insured-Electric Utilities — 4.2%
$2,000	Halifax County Industrial Development Authority, (Old Dominion Electric Cooperation), (AMBAC), (AMT), 5.625%, 6/1/28	$2,061,380
2,015	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	2,307,941
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,136,070

		$5,505,391

Insured-General Obligations — 0.5%
$710	Fairfax, (NPFG), 4.50%, 1/15/36	$711,690

		$711,690

Insured-Hospital — 5.3%
$325	Harrisonburg Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 5.00%, 8/15/46	$289,432
1,000	Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), (AGC), 4.50%, 11/1/42	897,930
1,500	Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	1,685,175
3,655	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	4,037,679

		$6,910,216

Insured-Lease Revenue/Certificates of Participation — 0.7%
$1,000	Rappahannock Regional Jail Authority, (NPFG), 4.50%, 12/1/36	$987,910

		$987,910

Insured-Special Tax Revenue — 0.3%
$1,020	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$348,667

		$348,667

Insured-Transportation — 19.2%
$5,000	Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,195,950
1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.00%, 10/1/33	983,220
1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.25%, 10/1/32	1,002,610
5,255	Metropolitan Washington, DC, Airport Authority System, (NPFG), (AMT), 5.50%, 10/1/27	5,286,425
1,000	Norfolk Airport Authority, (FGIC), (NPFG), 5.125%, 7/1/31	1,001,470
3,040	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	3,058,361
1,600	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,660,560
3,800	Richmond Metropolitan Authority, Expressway, (FGIC), (NPFG), 5.25%, 7/15/22	4,102,062
3,000	Virginia Port Authority, (AGM), (FGIC), (AMT), 5.00%, 7/1/36	2,934,180

		$25,224,838

Insured-Water and Sewer — 2.3%
$3,000	Spotsylvania County, Water and Sewer, (AGM), 4.50%, 6/1/32	$2,977,530

		$2,977,530

Other Revenue — 5.2%
$7,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$183,120
14,980	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	199,833
1,250	Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,255,163
40,000	Tobacco Settlement Financing Corp., 0.00%, 6/1/47	1,022,800
2,000	Tobacco Settlement Financing Corp., 5.00%, 6/1/47	1,261,040
2,710	Virginia Resources Authority, Infrastructure Revenue, 5.25%, 11/1/33	2,872,193

		$6,794,149

Principal
Amount
(000’s omitted)	Security	Value
Senior Living/Life Care — 1.7%
$1,480	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	$1,329,632
1,000	Virginia Beach Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	908,450

		$2,238,082

Special Tax Revenue — 1.4%
$6,250	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$1,073,250
800	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(6)	803,784

		$1,877,034

Transportation — 2.0%
$1,000	Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,028,890
1,500	Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,555,035

		$2,583,925

Water and Sewer — 8.9%
$2,795	Fairfax County Water Authority, 5.25%, 4/1/27	$3,324,345
3,000	James City Service Authority, Water and Sewer, 4.75%, 1/15/39	3,009,750
2,475	Upper Occoquan Sewer Authority, 4.50%, 7/1/38	2,469,085
1,755	Upper Occoquan Sewer Authority, 5.00%, 7/1/41	1,796,927
1,000	Virginia Resources Authority, Clean Water Revenue, 5.00%, 10/1/31	1,071,840

		$11,671,947

Total Tax-Exempt Investments — 103.2% (identified cost $134,693,929)		$135,643,968

Other Assets, Less Liabilities — (3.2)%		$(4,151,319)

Net Assets — 100.0%		$131,492,649

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2010, 37.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 22.7% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2010, the aggregate value of these securities is $1,083,400 or 0.8% of the Fund’s net assets.

(4)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2010.

(5)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(6)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $203,784.

A summary of open financial instruments at November 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	320 U.S. 30-Year Treasury Bond	Short	$(40,753,880)	$(40,730,000)	$23,880

Interest Rate Swaps

		Annual	Floating		Net Unrealized
	Notional	Fixed Rate	Rate	Effective Date/	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	(Depreciation)
JPMorgan Chase Co.	$2,537,500	3.488%	3-month USD- LIBOR-BBA	December 14, 2010 / December 14, 2040	$163,500
Merrill Lynch Capital Services, Inc.	2,475,000	4.092	3-month USD- LIBOR-BBA	February 24, 2011 / February 24, 2041	(96,289)

					$67,211

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At November 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $187,380 and $96,289, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$128,941,712

Gross unrealized appreciation	$6,779,021
Gross unrealized depreciation	(5,526,765)

Net unrealized appreciation	$1,252,256

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$135,643,968	$—	$135,643,968

Total Investments	$—	$135,643,968	$—	$135,643,968

Futures Contracts	$23,880	$—	$—	$23,880
Interest Rate Swaps	—	163,500	—	163,500

Total	$23,880	$135,807,468	$—	$135,831,348

Liability Description

Interest Rate Swaps	$—	$96,289	$—	$96,289

Total	$—	$96,289	$—	$96,289

The Fund held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date: January 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	January 24, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	January 24, 2011